Segmented Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segmented Information

Note 21. Segmented Information

As determined under ASC Topic 280 Segment Reporting, the Company has the following segments: Canada, California and Central and Eastern U.S.

The Company is a land developer and residential homebuilder. The Company is organized and manages its business based on the geographical areas in which it operates. Each of the Company’s segments specializes in lot entitlement and development and the construction of single family and multi-family homes. The Company evaluates performance and allocates capital based primarily on return on assets together with a number of other risk factors. Earnings performance is measured using income before income taxes. The accounting policies of the segments are the same as those referred to in Note 1, “Significant Accounting Policies.”

Corporate and other is a non-operating segment that develops and implements strategic initiatives and supports the operating divisions by centralizing key administrative functions, such as accounting, finance and treasury, information technology, compliance, risk management, litigation, marketing and human resources. Corporate also provides the necessary administrative functions to support being a publicly traded company.

The following tables summarize select information on the Company’s consolidated statements of operations by reportable segments:

	Year Ended December 31, 2013
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$770,657	$402,652	$182,836	$—	$1,356,145
Direct cost of sales	(514,696)	(309,033)	(157,481)	—	(981,210)

	255,961	93,619	25,355	—	374,935
Equity in earnings	(571)	9,277	114	—	8,820
Expenses	(67,468)	(27,750)	(28,110)	(88,589)	(211,917)

Income/(loss) before income taxes	$187,922	$75,146	$(2,641)	$(88,589)	$171,838

	Year Ended December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$746,360	$454,292	$139,718	$—	$1,340,370
Direct cost of sales	(491,843)	(430,258)	(125,552)	—	(1,047,653)

	254,517	24,034	14,166	—	292,717
Equity in earnings	(353)	11,237	(1,002)	—	9,882
Expenses	(48,346)	(33,571)	(22,749)	(69,303)	(173,969)

Income/(loss) before income taxes	$205,818	$1,700	$(9,585)	$(69,303)	$128,630

The following tables summarize select information on the Company’s consolidated balance sheets by reportable segments:

	As at December 31, 2013
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Land held for development	$699,811	$385,860	$439,648	$—	$1,525,319
Land under development	222,139	279,179	121,350	—	622,668
Housing inventory	82,561	78,593	52,195	—	213,349
Model homes	14,266	18,079	5,561	—	37,906

Total land and housing inventory	1,018,777	761,711	618,754	—	2,399,242
Investments in unconsolidated entities	45,242	92,380	68,576	—	206,198
Commercial assets held for sale	32,582	15,151	—	—	47,733
Other assets (1)	193,649	40,652	93,137	363,150	690,588

Total assets	$1,290,250	$909,894	$780,467	$363,150	$3,343,761

	As at December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Land held for development	$636,187	$360,042	$432,464	$—	$1,428,693
Land under development	221,057	312,754	96,338	—	630,149
Housing inventory	79,424	48,035	32,851	—	160,310
Model homes	15,352	13,014	2,738	—	31,104

Total land and housing inventory	952,020	733,845	564,391	—	2,250,256
Investments in unconsolidated entities	30,587	84,274	40,491	—	155,352
Other assets (1)	197,725	56,842	95,257	70,757	420,581

Total assets	$1,180,332	$874,961	$700,139	$70,757	$2,826,189

(1)	Other assets presented in above tables within the operating segments note includes receivables and others assets, commercial properties, cash, restricted cash and deferred income tax assets.